Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	$ 444,303	$ 34,362	$ 24,975
Milestone revenue recognition	49,815	3,422	31,840
Research and development service fees (FTE)	2,326	3,459	21,647
Total revenue	497,277	41,243	78,462
Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	151,903
Milestone revenue recognition	25,634
Research and development service fees (FTE)	833
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	292,279	33,759	22,386
Milestone revenue recognition	22,865	2,641	1,738
Research and development service fees (FTE)	2,028	3,175	21,236
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition		38	50
Milestone revenue recognition	1,214	19	25
Research and development service fees (FTE)	298	284	411
Other revenues	833
AgomAb
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition			1,684
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition	121	565	855
Milestone revenue recognition	$ 102	$ 762	$ 30,077